ANNUAL REPORT  MARCH 31, 2001

Prudential
Institutional Liquidity Portfolio, Inc./
Institutional Money Market Series

Fund Type Money market

Objective High current income consistent with the preservation of principal and liquidity

(GRAPHIC)

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

(LOGO)

Prudential Financial is a service mark of Prudential, Newark, NJ, and its affiliates.

Build on the Rock

Investment Goals and Style
The Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series (the Series) seeks high current income consistent with the preservation of principal and liquidity. The Series is a diversified portfolio of high-quality, U.S. dollar-denominated money market securities issued by the U.S. government and its agencies, major corporations, and commercial banks of the United States and foreign countries. Maturities can range from one day to 13 months. We typically purchase securities rated in one of the two highest rating categories by at least two major independent rating agencies, or if not rated, deemed to be of equivalent quality by our credit research staff. While we make every effort to achieve our objective and maintain a net asset value of $1 per share, we can't guarantee success.

Institutional Money Fund Yields
(GRAPH)
www.prudential.com           (800) 521-7466

Performance at a Glance

Fund Facts                         As of 3/31/01
                           7-Day        Net Asset   Weighted Avg.   Net Assets
                        Current Yld.   Value (NAV)   Mat. (WAM)     (Millions)
PILP Class A                5.13%        $1.00         63 Days       $   468
PILP Class I*               5.18%        $1.00         63 Days       $ 2,092
iMoneyNet, Inc.
Non-Gov't Institutional
Only (1st & 2nd
Tier) Avg.**                4.92%        $1.00         45 Days         N/A

Note: Yields will fluctuate from time to time, and past performance is not indicative of future results. An investment in PILP is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although PILP seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in PILP.

* Class I shares are not subject to distribution and service (12b-1) fees.

** iMoneyNet, Inc. reports a seven-day current yield, NAV, and WAM on Tuesdays. This is the data of all funds in the iMoneyNet, Inc. Non-Gov't Institutional Only (1st & 2nd Tier) Average category as of March 27, 2001, the closest date to the end of our reporting period.

Weighted Average Maturity Compared to the Average Institutional Money Fund
(GRAPH)

(LOGO)                         May 15, 2001

DEAR SHAREHOLDER,
By analyzing trends in interest rates and in the relative value of various money market securities, the Money Market sector team made decisions that helped the Series' Class A and Class I shares realize yields higher than their benchmark iMoneyNet Average throughout our fiscal year that ended March 31, 2001. The Series also maintained its $1 per share NAV.

Money fund assets climbed sharply during our 12-month period. According to iMoneyNet's Money Fund Report, total assets in U.S. money market funds hit a record high in the first quarter of 2001. Not surprisingly, this milestone was reached during a period of heightened economic uncertainty in which the Federal Reserve (the
Fed) moved quickly to provide monetary stimulus to an ailing U.S. economy. The disparate performances of U.S. financial markets at that time underscore the importance of having a diversified portfolio of investments.

We discuss conditions in the money markets and explain the Series' investments on the following pages. As always, we appreciate your continued confidence in Prudential mutual funds and look forward to serving your future investment needs.

Sincerely,

David R. Odenath, Jr., President
Prudential Institutional Liquidity Portfolio, Inc./
Institutional Money Market Series

Prudential
Institutional Liquidity Portfolio, Inc.      Institutional Money Market Series

Annual Report   March 31, 2001

INVESTMENT ADVISER'S REPORT
Two of the most important developments that affected the money markets during our fiscal year were a change in the direction of U.S. monetary policy and a sharp sell-off in stocks that sent many institutional and individual investors seeking a safe haven in money market funds.

Early in our fiscal year, the Fed continued to pursue a tighter monetary policy. In mid-May 2000, the central bank increased the federal funds rate by one-half of a percentage point to 6.50%, hoping that encouraging higher borrowing costs for businesses and consumers would slow U.S. economic growth and avoid a build-up in inflationary pressures.

Anticipation of this move led investors to drive yields on money market securities sharply higher in early May, which caused their prices to fall. We benefited from this trend by purchasing three-month corporate securities with attractive yields. These transactions lengthened the Series' weighted average maturity (WAM) in May until it was longer than that of the average comparable fund, as measured by iMoneyNet.

MONEY MARKET SECURITIES BEGAN TO RALLY
Several reports released in June 2000 hinted that the cumulative effect of repeated rate hikes was already beginning to curb economic growth. Therefore investors began to push prices of money market securities higher (and their yields lower) in the likelihood that the Fed no longer needed to apply its monetary brakes to the economy. We bought securities maturing in six months and one year in order to lock in yields before they declined even further. These transactions lengthened the Series' WAM in July 2000. Having a longer-than-average WAM helped the Series' yield remain higher for a longer time as money market yields continued to decline.

In August 2000, we took profits on some of the Series' one-year securities and bought more six-month securities. We employed this strategy as turbulence in the financial markets prompted some investors to shift to money

Prudential
Institutional Liquidity Portfolio, Inc.     Institutional Money Market Series

Annual Report   March 31, 2001

market securities for their relative safety, which pushed their yields lower (and their prices higher). Consequently, the money market yield curve flattened until there was scant difference between yields on six-month and one-year securities.

Because the Fed maintained its tightening bias, we believed there might be opportunities to buy one-year securities with higher yields later in 2000. But yields on one-year securities slid further amid deepening turmoil in financial markets. Moreover, the economy weakened dramatically in the fourth quarter of 2000, hurt by higher energy prices, the continued rout in stocks, and previous interest-rate hikes. This economic deterioration led market players to speculate whether the Fed's next move would be a rate cut.

SHIFTING TO AN EASING BIAS FROM A TIGHTENING BIAS
Finally, in late December 2000, the U.S. central bank announced it was considering lowering short-term rates to revitalize the flagging economy. This announcement caused the money market yield curve to invert strongly. Nevertheless, financial markets were surprised when the Fed moved between its regularly scheduled meetings and lowered the federal funds rate on January 3, 2001 by one-half of one percentage point to 6.00%. Anticipating more reductions in rates, we bought securities maturing in six months and one year to lock in yields before they moved even lower. These purchases extended the Series' WAM in 2001.

As we expected, the downward spiral in money market yields continued as the Fed cut the federal funds rate by one-half of one percentage point on January 31 and March 20, leaving the key rate at 5.00%. Many investors also fled worsening conditions in the stock market and poured cash into money market funds, which pushed yields lower. By late March, total assets in U.S. money funds had topped $2 trillion for the first time in history, according to the Money Fund Report.

www.prudential.com            (800) 521-7466

LOOKING AHEAD
Shortly after the reporting period ended, the Fed surprised financial markets again by cutting the federal funds rate to 4.50% on April 18, and the benchmark rate was lowered to 4.00% on May 15 in a widely expected decision. The full effect of the central bank's latest moves will not be felt by the economy for many months. However, recent reports showing resiliency in the consumer, housing, and auto sectors point to a potential pick-up in the economy late in 2001. If data in coming months indicates that a nascent economic recovery is underway, the Fed may decide sooner rather than later to stop easing monetary policy. Once the Fed is widely perceived as having completed its current series of rate cuts, it will not be long before the money market yield curve normalizes and becomes positively sloped again.

Prudential Institutional Liquidity Portfolio Management Team

Prudential
Institutional Liquidity Portfolio, Inc.     Institutional Money Market Series

Annual Report   March 31, 2001

Financial
   Statements

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Portfolio of Investments as of March 31, 2001

Principal
Amount
(000)         Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
Bank Notes  10.6%
              Bank One Corp.
$    30,000   5.72%, 4/30/01(b)                                     $   30,021,998
      9,000   5.71%, 4/17/01(b)                                          9,000,849
     58,000   5.18%, 4/20/01(b)                                         58,045,257
     11,000   5.43%, 5/15/01(b)                                         11,000,812
     30,000   5.07%, 6/20/01(b)                                         30,050,341
              Comerica Bank of Detroit
     74,000   5.02%, 4/19/01(b)                                         73,995,304
      7,000   5.23%, 4/9/01(b)                                           6,999,615
              Fleet National Bank
     19,500   5.09%, 4/19/01(b)                                         19,504,560
      5,000   5.56%, 4/30/01(b)                                          5,000,475
      6,500   5.65%, 5/1/01(b)                                           6,509,012
              Wachovia Bank N.A.
     20,600   5.01%, 4/18/01(b)                                         20,597,749
                                                                    --------------
                                                                       270,725,972
-------------------------------------------------------------------------------------
Certificates of Deposit - Eurodollar  7.0%
              Bayerische Hypo-und Vereinsbank AG
     70,000   5.31%, 7/2/01                                             70,009,428
              Commerzbank AG
     50,000   5.54%, 5/14/01                                            50,000,337
     60,000   5.62%, 5/21/01                                            60,000,818
                                                                    --------------
                                                                       180,010,583
-------------------------------------------------------------------------------------
Certificates of Deposit - Yankee  24.8%
              Banca Intesa SpA
     50,000   5.01%, 6/13/01                                            50,004,869
      4,000   4.97%, 6/15/01                                             4,000,082
              BNP Paribas
     25,000   5.23%, 6/4/01                                             25,000,000
     10,000   4.78%, 6/20/01                                            10,000,000
    100,000   5.48%, 7/18/01                                           100,000,000
              Dexia Bank
     42,000   4.86%, 5/21/01                                            42,000,000
     24,000   4.87%, 5/21/01                                            24,000,331

    See Notes to Financial Statements                                      7

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Portfolio of Investments as of March 31, 2001 Cont'd.

Principal
Amount
(000)         Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
              Dresdner Bank AG
$    15,000   6.50%, 6/5/01                                         $   15,031,790
      8,000   6.15%, 6/26/01                                             8,016,223
     40,000   5.07%, 2/6/02                                             39,990,143
              Merita Bank PLC
     65,000   5.58%, 4/23/01                                            65,003,068
              Royal Bank of Canada
     75,000   5.07%, 2/13/02                                            74,960,835
              Societe Generale Institutional
     96,765   5.38%, 4/2/01(c)
               (cost $96,765,000, date purchased 3/30/01)               96,765,000
              Svenska Handelsbanken
     25,000   6.99%, 7/18/01                                            25,109,968
     51,000   5.28%, 7/31/01                                            51,003,212
      5,000   5.13%, 2/1/02                                              5,003,091
                                                                    --------------
                                                                       635,888,612
-------------------------------------------------------------------------------------
Commercial Paper  34.1%
              American Home Products Corp.
     14,000   5.23%, 4/6/01                                             13,989,831
              BHF Finance, Inc.
     26,000   5.05%, 6/1/01                                             25,777,519
              Brahms Funding Corp.
     49,000   5.19%, 4/19/01                                            48,872,968
              BAE Systems Holdings, Inc.
     20,000   4.73%, 7/26/01                                            19,695,178
              Clipper Receivables Corp.
      5,604   5.15%, 4/11/01                                             5,595,983
              Commerzbank U.S. Finance, Inc.
     23,000   4.59%, 9/19/01                                            22,498,543
              CXC, Inc.
     65,000   5.15%, 4/24/01                                            64,786,132
              Den Norske Bank
      6,000   5.87%, 6/25/01                                             5,916,842
              Dexia Bank of Delaware LLC
     17,513   5.25%, 5/21/01                                            17,385,301

    8                                      See Notes to Financial Statements

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Portfolio of Investments as of March 31, 2001 Cont'd.

Principal
Amount
(000)         Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
              Forrestal Funding Master Trust
$    21,652   5.31%, 4/26/01                                        $   21,572,158
     48,574   5.12%, 5/4/01                                             48,346,026
     10,327   5.11%, 5/11/01                                            10,268,366
      6,000   4.88%, 8/28/01                                             5,878,813
              GE Capital International Funding
    145,000   5.30%, 5/7/01                                            144,231,500
              Halifax PLC
      2,300   5.25%, 5/30/01                                             2,280,210
              Homeside Lending, Inc.
      7,000   4.85%, 5/14/01                                             6,959,449
              ING America Insurance Holdings, Inc.
     19,000   5.50%, 4/25/01                                            18,930,333
      5,600   5.50%, 4/27/01                                             5,577,756
              Landesbank
      6,000   4.87%, 5/8/01                                              5,969,968
              Lone Star Funding LLC
     15,000   5.00%, 5/29/01                                            14,879,167
              Morgan Stanley Dean Witter & Co.
     23,790   5.06%, 4/27/01                                            23,703,061
              National Rural Utilities Cooperative Finance
     12,000   5.36%, 4/11/01                                            11,982,133
              New Center Asset Trust
      9,000   4.82%, 6/13/01                                             8,912,035
     27,000   4.78%, 6/19/01                                            26,716,785
              Nordbanken North America, Inc.
    100,000   5.35%, 7/17/01                                            98,409,861
              Sheffield Receivables Corp.
     15,325   5.05%, 4/18/01                                            15,288,454
     18,800   5.32%, 4/23/01                                            18,738,879
              Sweetwater Capital
     11,284   5.10%, 4/30/01                                            11,237,642
              Telstra Corp. Ltd.
     15,250   5.42%, 5/14/01                                            15,151,273
     17,000   5.33%, 6/29/01                                            16,775,992

    See Notes to Financial Statements                                      9

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Portfolio of Investments as of March 31, 2001 Cont'd.

Principal
Amount
(000)         Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
              Thunder Bay Funding, Inc.
$     7,000   5.05%, 4/16/01                                        $    6,985,271
      6,502   5.10%, 4/16/01                                             6,488,183
              UBS Finance of Delaware LLC
     25,000   5.38%, 4/17/01                                            24,940,222
              Unilever Capital Corp.
     51,000   5.11%, 6/7/01(b)                                          51,000,000
     27,000   5.11%, 6/7/01(b)                                          27,002,858
                                                                    --------------
                                                                       872,744,692
-------------------------------------------------------------------------------------
Federal Agency Obligations  1.8%
              Federal Home Loan Bank
     20,000   4.65%, 4/4/01(b)                                          19,999,516
              Federal National Mortgage Association
     25,000   6.63%, 11/14/01                                           24,999,391
                                                                    --------------
                                                                        44,998,907
-------------------------------------------------------------------------------------
Loan Participations  1.0%
              AXA Financial, Inc.
     14,000   5.57%, 4/23/01(c)
               (cost $14,000,000, date purchased 2/21/01)               14,000,000
      8,000   5.60%, 4/23/01(c)
               (cost $8,000,000, date purchased 2/15/01)                 8,000,000
              Countrywide Home Loan, Inc.(c)
      4,175   5.04%, 4/23/01
               (cost $4,175,000, date purchased 3/23/01)                 4,175,000
                                                                    --------------
                                                                        26,175,000
-------------------------------------------------------------------------------------
Other Corporate Obligations  20.4%
              Associates Corp. of North America
     27,000   6.44%, 4/3/01(b)                                          27,008,235
              Bankamerica Corp.
     10,000   7.00%, 9/15/01(c)
               (cost $10,000,000, date purchased 3/27/01)               10,093,678
              Bishops Gate Residential Mortgage
     10,000   5.20%, 5/1/01(b)                                          10,000,000
              Chase Manhattan Corp.
      7,300   6.48%, 4/3/01(b)                                           7,315,326
      8,000   5.64%, 4/26/01(b)                                          8,000,224

    10                                     See Notes to Financial Statements

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Portfolio of Investments as of March 31, 2001 Cont'd.

Principal
Amount
(000)         Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
              CIT Group Holdings, Inc.
$    22,000   5.59%, 4/17/01(b)                                     $   21,991,157
              Citigroup, Inc.
     31,050   5.25%, 4/4/01(b)                                          31,049,869
     25,000   5.05%, 4/26/01(c)
               (cost $25,000,000, date purchased 3/27/01)               24,912,326
              First Union National Bank
      2,000   5.51%, 5/1/01(b)                                           1,999,531
              Fleet Boston Financial Corp.
     11,495   5.47%, 5/24/01                                            11,508,532
              General Electric Capital Corp.
     13,000   5.06%, 4/20/01(b)/(c)
               (cost $13,000,000, date purchased 7/20/00)               13,000,000
              Goldman Sachs Group, L.P.
     70,000   5.51%, 4/17/01(b)                                         70,000,000
              Merrill Lynch & Co., Inc.
     21,000   5.36%, 4/3/01(b)                                          21,000,000
      4,000   5.19%, 4/17/01(b)                                          4,000,164
     12,500   5.65%, 4/27/01(b)                                         12,508,264
      1,000   5.61%, 5/1/01(b)                                           1,000,947
     34,000   5.06%, 6/11/01(b)                                         34,000,000
              Metropolitan Life
     12,000   6.48%, 4/2/01(b)/(c)
               (cost $12,000,000, date purchased 10/24/00)              12,000,000
     10,000   5.49%, 5/1/01(b)/(c)
               (cost $10,000,000, date purchased 2/7/01)                10,000,000
              Morgan Stanley Dean Witter & Co.
     46,000   5.19%, 4/16/01(b)                                         46,000,000
     14,000   5.12%, 6/18/01(b)                                         14,019,083
              Restructured Asset Securities
     35,000   5.21%, 4/17/01(b)                                         35,000,000

    See Notes to Financial Statements                                     11

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Portfolio of Investments as of March 31, 2001 Cont'd.

Principal
Amount
(000)         Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
              Security Life Of Denver
$    26,000   5.72%, 4/12/01(b)/(c)
               (cost $26,000,000, date purchased 10/12/00)          $   26,000,000
              Short Term Repackaged Asset Trust 1998-E
     18,000   5.09%, 4/18/01(c)
               (cost $18,000,000, date purchased 8/18/00)               18,000,000
              Strategic Money Market Trust
      6,000   5.04%, 6/13/01(b)                                          6,000,000
              Travelers Insurance Co.
     12,000   5.92%, 4/6/01(b)/(c)
               (cost $12,000,000, date purchased 10/6/00)               12,000,000
     25,000   5.36%, 5/23/01(b)                                         25,000,000
              United Omaha Life
      6,000   5.24%, 6/5/01(b)/(c)
               (cost $6,000,000, date purchased 12/05/00)                6,000,000
              Wells Fargo & Co.
      2,500   5.23%, 6/15/01(b)                                          2,502,436
                                                                    --------------
                                                                       521,909,772
              Total Investments  99.7%
               (amortized cost $2,552,453,538(a))                    2,552,453,538
              Other assets in excess of liabilities  0.3%                8,043,859
                                                                    --------------
              Net Assets  100%                                      $2,560,497,397
                                                                    --------------
                                                                    --------------

------------------------------
(a) The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.
(b) Variable rate instrument. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(c) Private placement restricted as to resale and does not have a readily available market; the aggregate cost of such securities is $254,940,000. The aggregate value ($254,946,004) is approximately 10.0% of net assets.
AG--Aktiengesellschaft (German Stock Company).
LLC--Limited Liability Corporation.
L.P.--Limited Partnership.
PLC--Public Liability Company (British Corporation).
SpA--Societa per Azioni (Italian Corporation).
    12                                     See Notes to Financial Statements

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Portfolio of Investments as of March 31, 2001 Cont'd.
The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2001 was as follows:

Commercial Banks......................................................    57.8%
Securities Brokers & Dealers..........................................     8.8
Asset Backed Securities...............................................     7.7
Short-Term Business Credit............................................     7.0
Life Insurance........................................................     4.9
Food Products.........................................................     3.0
Bank Holding Companies-Domestic.......................................     2.4
Fire, Marine, Casualty Insurance......................................     2.2
Federal Credit Agencies...............................................     1.8
Phone Communications..................................................     1.2
Personal Credit Institutions..........................................     1.1
Aircrafts & Parts.....................................................     0.8
Healthcare............................................................     0.6
Mortgage Banks........................................................     0.4
                                                                        ------
                                                                          99.7
Other assets in excess of liabilities.................................     0.3
                                                                        ------
                                                                           100%
                                                                        ------
                                                                        ------

    See Notes to Financial Statements                                     13

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Statement of Assets and Liabilities

                                                                  March 31, 2001
---------------------------------------------------------------------------------------
ASSETS
Investments, at amortized cost which approximates market
value                                                             $ 2,552,453,538
Cash                                                                          975
Due from manager                                                              778
Interest receivable                                                    12,448,372
Deferred expenses and other assets                                          9,812
                                                                  ---------------
      Total assets                                                  2,564,913,475
                                                                  ---------------
LIABILITIES
Dividends payable                                                       3,639,216
Accrued expenses                                                          756,393
Distribution fee payable                                                   20,469
                                                                  ---------------
      Total liabilities                                                 4,416,078
                                                                  ---------------
NET ASSETS                                                        $ 2,560,497,397
                                                                  ---------------
                                                                  ---------------
Net assets were comprised of:
   Common stock, at par                                           $     2,560,497
   Paid-in capital in excess of par                                 2,557,936,900
                                                                  ---------------
Net assets, March 31, 2001                                        $$2,560,497,397
                                                                  ---------------
                                                                  ---------------
Class A:
   Net asset value, offering and redemption price per share
      ($468,287,467 3 468,287,467 shares of $.001 par value
      common stock issued and outstanding)                                  $1.00
                                                                  ---------------
                                                                  ---------------
Class I:
   Net asset value, offering and redemption price per share
      ($2,092,209,930 3 2,092,209,930 shares of $.001 par
      value common stock issued and outstanding)                            $1.00
                                                                  ---------------
                                                                  ---------------

    14                                     See Notes to Financial Statements

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Statement of Operations

                                                                     Year Ended
                                                                   March 31, 2001
---------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                         $163,605,163
                                                                   --------------
Expenses
   Management fee                                                      5,095,813
   Distribution fee--Class A                                             500,699
   Registration fees                                                     450,000
   Transfer agent's fees and expenses                                    246,500
   Custodian's fees and expenses                                         194,000
   Reports to shareholders                                                74,000
   Audit fee                                                              25,000
   Directors' fees and expenses                                           25,000
   Insurance expenses                                                     23,000
   Legal fees and expenses                                                20,000
   Miscellaneous                                                           6,406
                                                                   --------------
      Total expenses                                                   6,660,418
   Less: Expense subsidy (Note 4)                                     (1,063,000)
       Management fee waiver (Note 2)                                 (1,273,953)
       Distribution fee waiver (Note 2)                                 (292,075)
                                                                   --------------
   Net expenses                                                        4,031,390
                                                                   --------------
Net investment income                                                159,573,773
                                                                   --------------
Net realized gain on investment transactions                             188,370
                                                                   --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $159,762,143
                                                                   --------------
                                                                   --------------

    See Notes to Financial Statements                                     15

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Statement of Changes in Net Assets

                                                     Year Ended March 31,
                                             ------------------------------------
                                                   2001                2000
---------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                     $    159,573,773    $    106,497,438
   Net realized gain (loss) on investment
      transactions                                    188,370              (2,643)
                                             ----------------    ----------------
   Net increase in net assets resulting
      from operations                             159,762,143         106,494,795
                                             ----------------    ----------------
Dividends and distributions (Note 1)
   Class A                                        (26,012,901)        (19,311,167)
   Class I                                       (133,749,242)        (87,183,628)
                                             ----------------    ----------------
                                                 (159,762,143)       (106,494,795)
                                             ----------------    ----------------
Fund share transactions (net of
   conversions)
   (Note 5)
   Net proceeds from shares subscribed         14,168,763,280      16,932,830,624
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                               136,728,843          90,454,251
   Cost of shares reacquired                  (13,718,491,552)    (17,161,183,973)
                                             ----------------    ----------------
   Net increase (decrease) in net assets
      from Fund share transactions                587,000,571        (137,899,098)
                                             ----------------    ----------------
Total increase (decrease)                         587,000,571        (137,899,098)
NET ASSETS
Beginning of year                               1,973,496,826       2,111,395,924
                                             ----------------    ----------------
End of year                                  $  2,560,497,397    $  1,973,496,826
                                             ----------------    ----------------
                                             ----------------    ----------------

    16                                     See Notes to Financial Statements

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Notes to Financial Statements

      Prudential Institutional Liquidity Portfolio, Inc. (the 'Fund') is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Fund consists of two series--the Institutional Money Market Series (the 'Series') and the Liquid Assets Series. The Liquid Assets Series has not yet commenced operations. The investment objective of the Series is high current income consistent with the preservation of principal and liquidity. The Series invests primarily in money market instruments maturing in 13 months or less whose ratings are within the 2 highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund, and the Series, in the preparation of its financial statements.

      Securities Valuation:    Portfolio securities are valued at amortized
cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

      Repurchase Agreements:    In connection with transactions in repurchase
agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Net investment income (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.
                                                                          17

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Notes to Financial Statements Cont'd.

      Federal Income Taxes:    For federal income tax purposes, each Series in
the Fund is treated as a separate taxpaying entity. It is the intent of the Series to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. Therefore, no federal income tax provision is required.

      Dividends and Distributions:    The Series declares all of its net
investment income and net realized short-term capital gains or losses, if any, as dividends daily to its shareholders of record at the time of such declaration. Payment of dividends is made monthly. The Fund does not expect to realize long-term capital gains or losses.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadvisor's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment Corporation ('PIC'). The subadvisory agreement provides that PIC will furnish investment advisory services in connection with the management of the Fund. PIFM continues to have responsibility for all investment advisory services pursuant to the Management Agreement and supervises PIC's performance of such services. PIFM pays for the services of PIC, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses. Effective March 31, 2001, PIC changed its name to Prudential Investment Management, Inc. ('PIM').

      The management fee paid to PIFM is computed daily and payable monthly, at an annual rate of .20 of 1% of the average daily net assets of the Series. PIFM has agreed to waive a portion (.05 of 1% of the Series' average daily net assets) of its management fee, which amounted to $1,273,953 ($.0005 per share) for the year ended March 31, 2001. The Series is not required to reimburse PIFM for such waiver.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A and Class I shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A shares, pursuant to the plan of distribution at an annual rate of .12 of 1% of the Series' average daily net assets of the Class A shares. PIMS has agreed to waive a portion (.07 of 1% of the Series' average daily net assets of the Class A shares) of the distribution fee, which amounted to $292,075 ($.0006 per Class A share) for the year ended March 31, 2001. The Series is not required to reimburse PIMS for such
    18

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Notes to Financial Statements Cont'd.

waiver. The Class A distribution fee is accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Fund.

      PIMS, PIFM, PIC and PIM are indirect wholly owned subsidiaries of The Prudential Insurance Company of America ('Prudential').

      The Fund has an uncommitted credit agreement (the 'Agreement') with an unaffiliated lender. The maximum that can be borrowed under the Agreement is $100,000,000. Interest on any such borrowings outstanding will be at market rates. The purpose of the Agreement is to serve as an alternative source of funding for capital share redemptions. The Fund has not borrowed any amounts pursuant to the Agreement during the year ended March 31, 2001. The Fund does not pay a fee for the credit facility.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PIFM and an indirect wholly owned subsidiary of Prudential, serves as the Fund's transfer agent. During the year ended March 31, 2001, the Series incurred fees of $240,000 for the services of PMFS. As of March 31, 2001, $20,000 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to nonaffiliates.

Note 4. Expense Subsidy
PIFM has contractually agreed to subsidize operating expenses so that total Series operating expenses do not exceed .20% and .15% of the average daily net assets of the Class A and Class I shares, respectively. For the year ended March 31, 2001, such reimbursement amounted to $1,063,000 ($.0004 per share for Class A and I shares; .04% of average net assets).

Note 5. Capital
The Series offers Class A and Class I shares. Class A shareholders of the Series who qualify to purchase Class I shares will have their Class A shares exchanged for Class I shares on a quarterly basis.

      There are 10 billion authorized shares of common stock, $.001 par value per share, divided into 5 billion authorized Class A shares and 5 billion authorized Class I shares.

      As of March 31, 2001, Prudential owned 236,155 Class I shares.
                                                                          19

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Notes to Financial Statements Cont'd.

      Transactions in shares of common stock (at $1 per share) were as follows:

                                                                         Shares and
Class A                                                                Dollar Amount
-------------------------------------------------------------------   ----------------
Year ended March 31, 2001:
Shares sold                                                                954,214,887
Shares issued in reinvestment of dividends and distributions                24,877,100
Shares reacquired                                                         (794,474,644)
                                                                      ----------------
Net increase (decrease) in shares outstanding before conversion            184,617,343
Shares reacquired upon conversion into Class I                             (88,196,072)
                                                                      ----------------
Net increase (decrease) in shares outstanding                               96,421,271
                                                                      ----------------
                                                                      ----------------
Year ended March 31, 2000:
Shares sold                                                                895,312,228
Shares issued in reinvestment of dividends and distributions                18,549,671
Shares reacquired                                                         (804,323,779)
                                                                      ----------------
Net increase (decrease) in shares outstanding before conversion            109,538,120
Shares reacquired upon conversion into Class I                             (98,839,128)
                                                                      ----------------
Net increase (decrease) in shares outstanding                               10,698,992
                                                                      ----------------
                                                                      ----------------
Class I
-------------------------------------------------------------------
Year ended March 31, 2001:
Shares sold                                                             13,214,548,393
Shares issued in reinvestment of dividends and distributions               111,851,743
Shares reacquired                                                      (12,924,016,908)
                                                                      ----------------
Net increase (decrease) in shares outstanding before conversion            402,383,228
Shares issued upon conversion from Class A                                  88,196,072
                                                                      ----------------
Net increase (decrease) in shares outstanding                              490,579,300
                                                                      ----------------
                                                                      ----------------
Year ended March 31, 2000:
Shares sold                                                             16,037,518,396
Shares issued in reinvestment of dividends and distributions                71,904,580
Shares reacquired                                                      (16,356,860,194)
                                                                      ----------------
Net increase (decrease) in shares outstanding before conversion           (247,437,218)
Shares issued upon conversion from Class A                                  98,839,128
                                                                      ----------------
Net increase (decrease) in shares outstanding                             (148,598,090)
                                                                      ----------------
                                                                      ----------------

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
 Financial
                            Highlights
' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Financial Highlights

                                                                         Class A
                                                                   --------------------
                                                                        Year Ended
                                                                      March 31, 2001
---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                    $   1.00
                                                                   --------------
Net investment income and net realized gains                              .062(b)
Dividends and distributions to shareholders                              (.062)
                                                                   --------------
Net asset value, end of year                                          $   1.00
                                                                   --------------
                                                                   --------------
TOTAL RETURN(a):                                                          6.43%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                         $468,287
Average net assets (000)                                              $417,250
Ratios to average net assets:
   Expenses, including distribution fee                                    .20%(b)
   Expenses, excluding distribution fee                                    .15%(c)
   Net investment income                                                  6.23%(b)

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.
(b) Net of management and distribution fee waiver/expense subsidy.
(c) Net of management fee waiver/expense subsidy.
    22                                     See Notes to Financial Statements

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Financial Highlights Cont'd.

                       Class A
-----------------------------------------------------
                Year Ended March 31,
-----------------------------------------------------
  2000         1999         1998         1997
-----------------------------------------------------
$  1.000     $  1.000     $  1.000     $  1.000
--------     --------     --------     --------
    .053(b)      .053(b)      .055(b)      .050
   (.053)       (.053)       (.055)       (.050)
--------     --------     --------     --------
$  1.000     $  1.000     $  1.000     $  1.000
--------     --------     --------     --------
--------     --------     --------     --------
    5.38%        5.39%        5.63%        5.16%
$371,866     $361,167     $140,813     $478,045
$366,127     $247,471     $217,881     $449,393
     .20%(b)      .20%(b)      .29%(b)      .46%
     .15%(c)      .15%(c)      .21%(c)      .34%
    5.27%(b)     5.20%(b)     5.42%(b)     5.03%

    See Notes to Financial Statements                                     23

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Financial Highlights Cont'd.

                                                   Class I
                           --------------------------------------------------------
                                                                        July 9,
                                    Year Ended March 31,                1997(b)
                           --------------------------------------       Through
                              2001          2000          1999       March 31, 1998
-----------------------------------------------------------------------------------
PER SHARE OPERATING
   PERFORMANCE:
Net asset value,
   beginning of period     $     1.00    $    1.000    $    1.000       $  1.000
                           ----------    ----------    ----------    --------------
Net investment income
   and net realized
   gains                         .062(d)       .053(d)       .053(d)        .041(d)
Dividends and
   distributions to
   shareholders                 (.062)        (.053)        (.053)         (.041)
                           ----------    ----------    ----------    --------------
Net asset value, end of
   period                  $     1.00    $    1.000    $    1.000       $  1.000
                           ----------    ----------    ----------    --------------
                           ----------    ----------    ----------    --------------
TOTAL RETURN(a):                 6.48%         5.43%         5.45%          4.15%
RATIOS/SUPPLEMENTAL
   DATA:
Net assets, end of
   period (000)            $2,092,210    $1,601,631    $1,750,229       $910,394
Average net assets (000)   $2,130,657    $1,643,961    $1,470,082       $814,138
Ratios to average net
   assets:
   Expenses, including
      distribution fee            .15%(d)        .15%(d)        .15%(d)         .15%(c /(d)
   Expenses, excluding
      distribution fee            .15%(d)        .15%(d)        .15%(d)         .15%(c /(d)
   Net investment income         6.28%(d)       5.30%(d)       5.26%(d)        5.60%(c /(d)

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for less than a full year are not annualized.
(b) Commencement of offering of Class I shares.
(c) Annualized.
(d) Net of management fee waiver/expense subsidy.
    24                                     See Notes to Financial Statements

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Report of Independent Accountants

To the Shareholders and Board of Directors of Prudential Institutional Liquidity Portfolio, Inc.--Institutional Money Market Series

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prudential Institutional Liquidity Portfolio, Inc.--Institutional Money Market Series (the 'Fund') at March 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion expressed above.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
May 18, 2001

    See Notes to Financial Statements                                     25

Prudential
Institutional Liquidity Portfolio, Inc.     Institutional Money
Market Series

Prudential Mutual Funds

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial professional or call us at (800) 225-1852. Read the prospectus carefully before you invest or send money.

STOCK FUNDS
Large Capitalization Stock Funds
Prudential 20/20 Focus Fund
Prudential Equity Fund, Inc.
Prudential Stock Index Fund
Prudential Tax-Managed Funds
   Prudential Tax-Managed Equity Fund
Prudential Value Fund
Target Funds
   Large Capitalization Growth Fund
   Large Capitalization Value Fund
The Prudential Investment Portfolios, Inc.
   Prudential Jennison Growth Fund

Small- to Mid-Capitalization Stock Funds
Nicholas-Applegate Fund, Inc.
   Nicholas-Applegate Growth Equity Fund
Prudential Small Company Fund, Inc.
Prudential Tax-Managed Small-Cap Fund, Inc.
Prudential U.S. Emerging Growth Fund, Inc.
Target Funds
   Small Capitalization Growth Fund
   Small Capitalization Value Fund
The Prudential Investment Portfolios, Inc.
   Prudential Jennison Equity Opportunity Fund

Sector Stock Funds
Prudential Natural Resources Fund, Inc.
Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
   Prudential Financial Services Fund
   Prudential Health Sciences Fund
   Prudential Technology Fund
   Prudential Utility Fund

Global/International Stock Funds
Global Utility Fund, Inc.
Prudential Europe Growth Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
   Prudential Global Growth Fund
   Prudential International Value Fund
   Prudential Jennison International Growth Fund
Target Funds
   International Equity Fund

Strategic Partners Series
Strategic Partners Focused Growth Fund*
Strategic Partners New Era Growth Fund*
Strategic Partners Focused Value Fund*

BALANCED/ALLOCATION FUNDS
Prudential Diversified Funds
   Conservative Growth Fund
   Moderate Growth Fund
   High Growth Fund
The Prudential Investment Portfolios, Inc.
   Prudential Active Balanced Fund
www.prudential.com        (800) 225-1852

BOND FUNDS
Taxable Bond Funds
Prudential Government Income Fund, Inc.
Prudential High Yield Fund, Inc.
Prudential High Yield Total Return Fund, Inc.
Prudential Short-Term Corporate Bond Fund, Inc.
   Income Portfolio
Prudential Total Return Bond Fund, Inc.
Target Funds
   Total Return Bond Fund

Tax-Free Bond Funds
Prudential California Municipal Fund
   California Series
   California Income Series
Prudential Municipal Bond Fund
   High Income Series
   Insured Series
Prudential Municipal Series Fund
   Florida Series
   New Jersey Series
   New York Series
   Pennsylvania Series
Prudential National Municipals Fund, Inc.

Global/International Bond Funds
Prudential Global Total Return Fund, Inc.

MONEY MARKET FUNDS
Taxable Money Market Funds
Cash Accumulation Trust
   Liquid Assets Fund
   National Money Market Fund
Prudential Government Securities Trust
   Money Market Series
   U.S. Treasury Money Market Series
Prudential Institutional Liquidity Portfolio, Inc.
   Institutional Money Market Series
Prudential MoneyMart Assets, Inc.
Special Money Market Fund, Inc.

Tax-Free Money Market Funds
Prudential California Municipal Fund
   California Money Market Series
Prudential Municipal Series Fund
   New Jersey Money Market Series
   New York Money Market Series
Prudential Tax-Free Money Fund, Inc.

Other Money Market Funds
Command Government Fund
Command Money Fund
Command Tax-Free Fund

* Not currently exchangeable with the Prudential mutual funds.

Prudential
Institutional Liquidity Portfolio, Inc.     Institutional Money Market Series

Getting the Most from Your Prudential Mutual Fund

How many times have you read these reports--or other financial materials--and stumbled across a word that you don't understand? Many shareholders have run into the same problem. We'd like to help. So we'll use this space from time to time to explain some of the words you might have read, but not understood. And if you have a favorite word that no one can explain to your satisfaction, please write to us.

Basis Point: 1/100th of 1%. For example, one-half of one percent is 50 basis points.

Collateralized Mortgage Obligations (CMOs): Mortgage-backed bonds that separate mortgage pools into different maturity classes called tranches. These instruments are sensitive to changes in interest rates and homeowner refinancing activity. They are subject to prepayment and maturity extension risk.

Derivatives: Securities that derive their value from other securities. The rate of return of these financial instruments rises and falls--sometimes very suddenly--in response to changes in some specific interest rate, currency, stock, or other variable.

Discount Rate: The interest rate charged by the Federal Reserve on loans to member banks.

Federal Funds Rate: The interest rate charged by one bank to another on overnight loans.

Futures Contract: An agreement to purchase or sell a specific amount of a commodity or financial instrument at a set price at a specified date in the future.

www.prudential.com             (800) 225-1852

Leverage: The use of borrowed assets to enhance return. The expectation is that the interest rate charged on borrowed funds will be lower than the return on the investment. While leverage can increase profits, it can also magnify losses.

Liquidity: The ease with which a financial instrument (or product) can be bought or sold (converted into cash) in the financial markets. Price/Earnings Ratio: The price of a share of stock divided by the earnings per share for a 12-month period.

Option: An agreement to purchase or sell something, such as shares of stock, by a certain time for a specified price. An option need not be exercised.

Spread: The difference between two values; often used to describe the difference between "bid" and "asked" prices of a security, or between the yields of two similar maturity bonds.

Yankee Bond: A bond sold by a foreign company or government on the U.S. market and denominated in U.S. dollars.

For More Information

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Visit Prudential's website at:
http://www.prudential.com

Directors
Delayne Dedrick Gold
Robert F. Gunia
Robert E. LaBlanc
David R. Odenath, Jr.
Judy A. Rice
Robin B. Smith
Stephen Stoneburn
Nancy H. Teeters
Clay T. Whitehead

Officers
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
Marguerite E. H. Morrison, Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments
  Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Prudential Investment Management, Inc.
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment
  Management Services LLC
Three Gateway Center, 14th Floor
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Sullivan & Cromwell
125 Broad Street
New York, NY 10004

Cusip Numbers
Class A   744350109
Class I   744350604

MF 137E

(ICON)  Printed on Recycled Paper